Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2022	Dec. 31, 2021
Statement of financial position [abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.12	$ 0.12
Ordinary shares, shares authorized		7,500,000	7,500,000
Ordinary shares, shares issued	[1]	1,618,977	529,766
Ordinary shares, shares outstanding	[1]	1,618,977	529,766

[1]	Giving retroactive effect to the 2023 share consolidation on January 31, 2023.